UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower U.S. Government Securities Fund (Formerly Great-West U.S. Government Securities Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -12.08%, relative to a -12.12% return for the Bloomberg U.S. Government/Mortgage Index, the Fund’s benchmark index.
ECM Commentary
The overall macroeconomic backdrop deteriorated significantly over the course of 2022. High inflation coupled with aggressive central bank actions impacted growth trajectories and the odds of a recession increased. However, U.S. growth held up relatively well and gross domestic product rebounded in the second half of the year. Inflation levels declined but higher prices remained broad-based and well-entrenched. A central theme heading into the new year will be the switch from inflation fears to growth concerns as policy responses begin to take effect. Despite strong headline numbers, particularly in the labor market, U.S. economic data for the most part revealed slowing momentum across almost all inputs. Leading economic indicators have also rolled over and are now down -7.4%, year-over-year. Corporate earnings and consumer spending remain the two pillars supporting growth, but both are expected to deteriorate given the macro environment and monetary policy backdrop. High inflation is impairing real purchasing power for the consumer leading to demand destruction. Global central banks are committed to fighting inflation even as the global growth outlook has deteriorated as the main concern is that inflation expectations become unanchored. In 2022, the Federal Reserve (the “Fed”) raised rates by 425 basis points which is one of the most extreme policy responses in recent history.
Capital market performance ended 2022 as one of the worst in decades. Equities ended the year close to bear market levels and fixed income total returns were deeply negative across all sectors. For the third time since 1926, both bonds and equities were down for the year. The majority of underperformance for fixed income markets was mainly attributable to the massive increase in interest rates. Real interest rates have increased across the treasury curve and the shape of the yield curve bear flattened sharply. Most yield curve measures in the U.S. are now inverted as the Fed continues to aggressively combat inflation and are reflecting recession concerns. The Bloomberg U.S. Aggregate Bond Index set a record by ending the year down -13%. Within the index, investment grade corporate bonds had a total return of -15.8%. Total returns in commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and mortgage-backed securities (“MBS”) were -10.9%, -4.3%, and -11.8%, respectively.
The Fund benefitted from being underweight duration for much of the year, a position we took on in anticipation of the Fed needing to raise rates to combat rising inflation. This underweight was closed in the third quarter of 2022 and the Fund’s duration positions remained neutral to our benchmark index as of year-end. In MBS, the Fund began the year underweight due to the headwinds carried over from 2021. Interest rate volatility, uncertainty around the degree/timing of the Fed’s reversal of its MBS purchase program, and poor technicals continued to weigh on this sector. Late in the second quarter and early in the third quarter of 2022, MBS valuations began to look attractive relative to other more credit sensitive asset classes. As a result, we began closing our underweight and moving to an overweight position, focusing on higher coupon MBS. We were a bit early to this trade as the sector’s spread widening persisted through the third quarter of 2022, resulting in some underperformance versus the benchmark index for the year. However, this trend began to reverse in the fourth quarter of 2022, and we continue to have a favorable view on the relative value of this sector as we head into 2023.
Our out-of-benchmark positions in ABS and agency CMBS had mixed results. Our ABS allocation contributed to some underperformance in 2022 due to the sharp repricing of risk across the market. Our agency CMBS allocation, on the other hand, had a positive contribution to our relative outperformance as the market generally favored agency guaranteed assets with positive convexity in a market facing high levels of rate volatility.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index consists of an 80% weighting to the Bloomberg U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-11.72%	-0.21%	0.37%
Investor Class	-12.08%	-0.59%	0.45%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	91.15%
Aa1	0.77
Aa2	2.29
Aa3	0.72
A1	0.38
A2	0.91
Baa1	0.08
Baa2	1.96
Baa3	0.34
Not Rated	0.34
Short Term Investments	1.06
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 958.11	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28
Investor Class
Actual	$1,000.00	$ 956.24	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.49%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class D
$ 2,000,000	1.14%, 03/15/2027	$ 1,885,877
	Series 2021-3 Class D
2,000,000	1.34%, 11/15/2027	1,856,611
	Series 2021-4 Class D
1,550,000	1.82%, 02/14/2028	1,420,003
450,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	432,650
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 5.92%, 10/22/2034 3-mo. LIBOR + 1.60%	2,503,798
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 6.01%, 01/25/2034 3-mo. LIBOR + 1.65%	2,534,235
600,000	BlueMountain Ltd(a)(b) Series 2018-2A Class B 6.31%, 08/15/2031 3-mo. LIBOR + 1.70%	577,489
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 6.38%, 11/20/2034 3-mo. LIBOR + 1.70%	1,997,407
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 5.53%, 04/15/2034 3-mo. LIBOR + 1.45%	1,893,572
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	912,676
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,107,155
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,105,721
800,000	Dryden Senior Loan Fund(a)(b) Series 2017-50A Class B 5.73%, 07/15/2030 3-mo. LIBOR + 1.65%	774,915
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
1,991,666	2.96%, 04/15/2025	1,965,652
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,518,007
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,841,885
	Series 2021-3A Class D
2,250,000	1.31%, 05/17/2027	1,971,305
	Exeter Automobile Receivables Trust
	Series 2021-1A Class D
1,170,000	1.08%, 11/16/2026	1,093,824
	Series 2021-3A Class D
2,110,000	1.55%, 06/15/2027	1,914,844
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-1A Class D
$ 2,465,000	3.02%, 06/15/2028	$ 2,226,605
	Series 2022-4A Class D
1,500,000	5.98%, 12/15/2028	1,421,607
	Series 2022-5A Class A2
3,160,000	5.29%, 01/15/2025	3,159,607
4,950,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 5.36%, 01/22/2035 3-mo. SOFR + 1.32%	4,770,795
2,000,000	KKR Ltd(a)(b) Series 31A Class B 5.74%, 04/20/2034 3-mo. LIBOR + 1.50%	1,893,508
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 5.78%, 04/15/2034 3-mo. LIBOR + 1.70%	1,876,016
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 5.80%, 05/12/2031 3-mo. LIBOR + 1.15%	1,376,634
1,600,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,334,013
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
900,000	1.35%, 07/15/2027	841,447
	Series 2021-3 Class D
1,100,000	1.33%, 09/15/2027	1,019,154
	Series 2021-4 Class D
1,250,000	1.67%, 10/15/2027	1,151,313
	Series 2022-5 Class C
900,000	4.74%, 10/16/2028	869,984
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	683,046
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,038,064
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	451,130
		55,420,549
U.S. Government Agency — 0.02%
133,374	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.14%, 07/25/2031 1-mo. LIBOR + 0.12%	131,427
TOTAL ASSET-BACKED SECURITIES — 9.51% (Cost $58,938,460)		$ 55,551,976

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 72.58%
	Federal Home Loan Mortgage Corp
$ 566	9.50%, 04/01/2025	$ 566
195,271	3.00%, 12/01/2026	189,207
172,539	2.50%, 01/01/2029	164,247
254,659	3.00%, 07/01/2029	245,292
351,342	3.50%, 02/01/2032	340,610
8,550	7.50%, 03/01/2032	8,541
37,691	5.50%, 08/01/2033	38,522
28,892	5.50%, 01/01/2034	29,832
317,235	4.00%, 05/01/2034	305,816
66,809	5.50%, 10/01/2034	69,053
1,127,557	2.50%, 06/01/2035	1,032,893
122,565	5.00%, 09/01/2035	125,307
141,406	5.00%, 12/01/2035	144,570
1,033,578	2.00%, 01/01/2036	921,890
10,685	5.00%, 01/01/2036	10,924
117,461	6.00%, 01/01/2036	122,187
51,147	6.00%, 03/01/2036	53,204
61,255	6.00%, 07/01/2036	63,969
688,311	3.00%, 09/01/2036	639,260
12,229	5.50%, 05/01/2038	12,696
16,473	6.00%, 05/01/2038	17,083
39,098	5.00%, 06/01/2038	39,894
283,295	4.50%, 02/01/2040	281,083
398,293	5.00%, 03/01/2040	402,706
124,976	4.00%, 02/01/2041	120,154
2,329,300	2.00%, 01/01/2042	1,963,452
2,291,771	2.50%, 01/01/2042	1,992,792
234,236	3.50%, 06/01/2042	219,509
131,426	3.50%, 11/01/2042	123,135
669,967	4.00%, 05/01/2044	642,446
537,195	3.00%, 11/01/2046	479,791
1,061,558	3.00%, 12/01/2046	950,201
1,572,024	2.50%, 11/01/2050	1,338,236
2,938,244	3.00%, 02/01/2051	2,601,513
1,967,168	2.00%, 03/01/2051	1,630,988
5,698,738	2.00%, 05/01/2051	4,649,953
2,910,129	3.00%, 07/01/2051	2,577,839
2,991,313	3.00%, 09/01/2051	2,648,585
2,206,150	2.50%, 10/01/2051	1,872,460
3,208,119	2.50%, 02/01/2052	2,735,059
3,333,610	3.00%, 04/01/2052	2,939,700
3,316,238	3.50%, 05/01/2052	3,020,293
6,898,165	4.00%, 06/01/2052	6,490,776
12,764,394	4.50%, 07/01/2052	12,321,762
3,478,635	3.50%, 08/01/2052	3,169,949
7,514,155	4.00%, 08/01/2052	7,049,788
12,892,722	4.50%, 08/01/2052	12,453,127
3,306,905	4.50%, 09/01/2052	3,192,900
3,255,562	5.00%, 09/01/2052	3,210,540
3,380,813	4.00%, 10/01/2052	3,176,345
6,440,500	5.00%, 10/01/2052	6,404,601
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
3,550,000	3.35%, 11/25/2026(c)	3,397,238
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K062 Class AM
$ 2,000,000	3.51%, 12/25/2026	$ 1,912,406
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,665,336
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	4,668,137
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(c)	2,669,520
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(c)	1,878,120
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(c)	1,948,813
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,595,334
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,665,170
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,380,648
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	1,876,858
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	1,942,438
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	1,698,052
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(c)	1,680,624
	Series K095 Class A1
1,255,841	2.63%, 11/25/2028	1,184,464
	Series K154 Class A2
6,000,000	3.42%, 04/25/2032	5,604,059
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,625,914
	Series KJ41 Class A2
6,775,000	3.47%, 02/25/2031	6,249,015
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,059,965	3.50%, 09/15/2047	2,793,767
	Series 5238 Class BC
3,326,133	4.00%, 09/25/2049	3,176,148
	Federal National Mortgage Association
609	8.50%, 08/01/2024	614
92,592	3.00%, 06/01/2027	89,415
471,282	3.00%, 08/01/2029	452,438
341,159	3.00%, 10/01/2030	325,676
32,210	7.00%, 02/01/2031	32,723
35,153	7.00%, 09/01/2031	36,616
81,612	6.50%, 12/01/2031	83,615
45,473	7.00%, 12/01/2031	46,433
102,483	6.50%, 01/01/2032	105,059
33,239	7.00%, 01/01/2032	33,180
22,156	6.50%, 02/01/2032	22,700
1,059,643	3.00%, 05/01/2032	996,256
95,728	6.00%, 03/01/2033	99,043
59,349	5.50%, 07/01/2033	61,084
124,454	5.00%, 09/01/2033	126,161
21,617	5.50%, 09/01/2033	22,094

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 89,705	5.50%, 11/01/2033	$ 92,501
3,027,234	4.00%, 02/01/2034	2,966,152
52,373	5.50%, 03/01/2034	54,023
1,294,855	3.00%, 06/01/2034	1,215,319
470,997	3.00%, 10/01/2034	442,031
37,900	5.50%, 10/01/2034	39,137
1,922,082	3.00%, 11/01/2034	1,809,827
74,444	5.50%, 12/01/2034	76,920
112,658	5.50%, 02/01/2035	116,324
66,260	5.00%, 09/01/2035	67,665
146,666	5.00%, 10/01/2035	149,779
50,994	5.50%, 10/01/2035	52,764
55,188	5.50%, 01/01/2036	57,126
74,525	6.00%, 01/01/2036	77,620
20,934	6.00%, 02/01/2036	21,719
23,992	6.00%, 03/01/2036	24,852
93,046	5.50%, 05/01/2036	96,256
2,930,498	2.00%, 11/01/2036	2,613,728
5,614,634	2.00%, 02/01/2037	5,007,814
2,845,917	2.50%, 02/01/2037	2,610,895
2,695,274	2.00%, 03/01/2037	2,403,901
2,456,349	2.50%, 03/01/2037	2,253,570
1,407,236	2.50%, 04/01/2037	1,291,143
33,715	6.00%, 05/01/2037	35,198
2,120,328	3.00%, 06/01/2037	1,985,871
54,029	5.00%, 07/01/2037	55,174
105,332	5.50%, 03/01/2038	109,227
145,566	5.50%, 06/01/2038	150,440
112,214	5.00%, 04/01/2039	114,150
269,169	4.50%, 05/01/2039	266,454
108,216	4.50%, 06/01/2039	107,180
89,794	4.50%, 08/01/2039	88,674
266,973	5.00%, 11/01/2039	269,871
146,641	5.00%, 12/01/2039	148,494
160,717	5.00%, 06/01/2040	162,748
648,433	4.50%, 08/01/2040	642,814
68,867	4.50%, 09/01/2040	68,270
215,976	5.00%, 09/01/2040	218,703
179,464	4.50%, 11/01/2040	177,907
121,568	5.00%, 01/01/2041	121,903
164,246	4.50%, 02/01/2041	162,349
31,457	4.00%, 03/01/2041	30,210
734,344	4.50%, 03/01/2041	727,252
211,257	4.00%, 09/01/2041	202,876
269,231	4.50%, 10/01/2041	266,895
587,328	3.50%, 12/01/2041	549,772
856,779	4.00%, 12/01/2041	822,868
2,886,682	2.50%, 02/01/2042	2,510,301
471,911	4.00%, 07/01/2042	453,273
278,627	3.50%, 09/01/2042	251,852
303,485	3.50%, 10/01/2042	283,950
425,587	3.00%, 03/01/2043	387,248
290,775	3.00%, 07/01/2043	261,093
412,715	3.00%, 08/01/2043	375,009
271,168	3.00%, 09/01/2043	246,731
6,451,529	2.50%, 03/01/2047	5,541,566
4,421,379	3.50%, 07/01/2047	4,138,749
1,501,324	4.00%, 08/01/2047	1,432,907
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 612,756	3.50%, 03/01/2048	$ 567,685
3,315,606	3.00%, 01/01/2049	2,982,656
466,381	3.00%, 12/01/2049	411,989
315,063	3.00%, 01/01/2050	279,549
1,381,451	2.50%, 08/01/2050	1,174,862
1,496,937	2.50%, 10/01/2050	1,276,324
3,870,024	2.00%, 11/01/2050	3,194,221
3,207,974	2.00%, 12/01/2050	2,659,696
3,577,989	2.00%, 01/01/2051	2,966,507
1,495,110	2.00%, 05/01/2051	1,219,999
3,936,352	2.50%, 08/01/2051	3,340,564
8,712,782	2.00%, 10/01/2051	7,115,047
2,277,775	2.50%, 10/01/2051	1,933,734
3,484,619	2.00%, 11/01/2051	2,867,414
5,619,088	2.50%, 01/01/2052	4,767,223
5,853,726	3.50%, 01/01/2052	5,352,430
9,659,820	2.50%, 02/01/2052	8,231,883
11,932,602	2.00%, 03/01/2052	9,816,583
3,163,533	2.50%, 03/01/2052	2,701,550
12,226,028	3.00%, 03/01/2052	10,789,002
2,993,363	3.00%, 04/01/2052	2,640,357
2,786,302	3.50%, 04/01/2052	2,565,877
3,655,733	3.00%, 05/01/2052	3,223,779
3,674,393	4.00%, 05/01/2052	3,447,411
20,924,281	4.00%, 06/01/2052	19,649,388
3,821,053	4.00%, 07/01/2052	3,593,985
3,377,789	4.50%, 07/01/2052	3,260,922
3,167,662	5.00%, 07/01/2052	3,137,397
14,175,847	4.00%, 08/01/2052	13,327,364
6,817,802	4.50%, 08/01/2052	6,568,839
5,152,875	5.00%, 08/01/2052	5,081,615
3,333,846	4.50%, 09/01/2052	3,210,869
3,162,451	5.00%, 09/01/2052	3,118,716
3,307,434	4.50%, 10/01/2052	3,187,683
6,362,561	5.00%, 10/01/2052	6,297,969
3,342,351	5.00%, 11/01/2052	3,312,841
1,085,001	3.50%, 08/01/2056	991,301
1,168,138	3.00%, 02/01/2057	1,029,802
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,850,000	2.47%, 04/25/2026	1,718,700
	Series 2018-M2 Class A2
1,674,222	2.91%, 01/25/2028(c)	1,559,027
	Series 2018-M3 Class A2
3,663,684	3.07%, 02/25/2030(c)	3,370,149
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2022-35 Class CK
3,291,034	4.00%, 03/25/2047	3,157,338
	Series 2022-42 Class BA
3,324,514	4.00%, 06/25/2050	3,190,983
	Government National Mortgage Association
293	8.00%, 11/20/2023	292
634	7.50%, 10/20/2028	640
986	7.50%, 12/20/2028	1,002

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,139,209	2.50%, 03/20/2051	$ 2,663,466
2,021,964	3.00%, 08/20/2051	1,810,134
7,285,505	2.50%, 11/20/2051	6,313,605
7,653,134	2.00%, 12/20/2051	6,414,152
7,041,818	3.50%, 02/20/2052	6,479,140
7,104,006	3.50%, 06/20/2052	6,536,501
3,506,760	4.00%, 07/20/2052	3,318,507
3,546,941	3.50%, 08/20/2052	3,259,116
7,076,562	4.00%, 08/20/2052	6,696,863
3,281,046	4.50%, 09/20/2052	3,187,583
3,212,512	5.00%, 09/20/2052	3,181,995
3,216,919	5.00%, 10/20/2052	3,201,941
	Vendee Mortgage Trust
	Series 1993-3 Class 1
40,189	3.92%, 09/15/2023(c)	39,750
	Series 1996-3 Class 1Z
255,310	6.75%, 09/15/2026	256,697
	Series 2002-1 Class 1A
201,138	6.00%, 10/15/2031	202,939
TOTAL MORTGAGE-BACKED SECURITIES — 72.58% (Cost $453,358,085)		$424,145,012
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023(d)	1,493,737
500,000	5.75%, 06/12/2026	522,932
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.34% (Cost $2,040,941)		$ 2,016,669
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	3.88%, 11/30/2027(d)	4,972,656
9,900,000	3.88%, 11/30/2029	9,833,484
7,000,000	1.50%, 02/15/2030	5,965,312
9,800,000	4.13%, 11/15/2032	10,000,594
10,600,000	2.38%, 02/15/2042	8,093,266
13,500,000	3.25%, 05/15/2042	11,835,703
4,200,000	2.50%, 02/15/2045	3,161,977
5,000,000	2.75%, 11/15/2047	3,900,195
6,400,000	3.00%, 02/15/2048	5,245,750
10,000,000	3.00%, 08/15/2048	8,211,719
23,200,000	2.88%, 05/15/2052	18,589,000
TOTAL U.S. TREASURY BONDS AND NOTES — 15.37% (Cost $97,916,124)		$ 89,809,656
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.05%
$ 290,640	Undivided interest of 0.94% in a repurchase agreement (principal amount/value $31,116,103 with a maturity value of $31,130,831) with JP Morgan Securities, 4.26%, dated 12/31/22 to be repurchased at $290,640 on 1/3/23 collateralized by U.S. Treasury securities, 0.00% - 0.13%, 5/15/23 - 12/28/23, with a value of $31,738,427.(e)	$ 290,640
1,457,965	Undivided interest of 1.33% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $1,457,965 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(e)	1,457,965
1,457,965	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $1,457,965 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(e)	1,457,965
1,457,965	Undivided interest of 1.79% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $1,457,965 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(e)	1,457,965

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,457,965	Undivided interest of 2.07% in a repurchase agreement (principal amount/value $70,517,679 with a maturity value of $70,551,371) with Citigroup Global Markets Inc, 4.30%, dated 12/31/22 to be repurchased at $1,457,965 on 1/3/23 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.50%, 8/28/23 - 12/1/52, with a value of $71,928,033.(e)	$ 1,457,965
TOTAL SHORT TERM INVESTMENTS — 1.05% (Cost $6,122,500)		$ 6,122,500
TOTAL INVESTMENTS — 98.85% (Cost $618,376,110)		$577,645,813
OTHER ASSETS & LIABILITIES, NET — 1.15%		$ 6,702,430
TOTAL NET ASSETS — 100.00%		$584,348,243
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2022.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	All or a portion of the security is on loan at December 31, 2022.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value (including $5,968,481 of securities on loan)(a)	$571,523,313
Repurchase agreements, fair value(b)	6,122,500
Cash	11,371,720
Interest receivable	2,286,040
Subscriptions receivable	727,018
Receivable for investments sold	25,726,923
Total Assets	617,757,514
LIABILITIES:
Payable for TBA investments purchased	35,053
Payable for director fees	8,131
Payable for investments purchased	23,084,139
Payable for other accrued fees	89,134
Payable for shareholder services fees	126,690
Payable to investment adviser	125,400
Payable upon return of securities loaned	6,122,500
Redemptions payable	3,818,224
Total Liabilities	33,409,271
NET ASSETS	$584,348,243
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,056,505
Paid-in capital in excess of par	673,978,360
Undistributed/accumulated deficit	(95,686,622)
NET ASSETS	$584,348,243
NET ASSETS BY CLASS
Investor Class	$374,269,187
Institutional Class	$210,079,056
CAPITAL STOCK:
Authorized
Investor Class	150,000,000
Institutional Class	115,000,000
Issued and Outstanding
Investor Class	34,936,034
Institutional Class	25,629,018
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.71
Institutional Class	$8.20
(a) Cost of investments	$612,253,610
(b) Cost of repurchase agreements	$6,122,500
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$15,981,078
Income from securities lending	40,533
Total Income	16,021,611
EXPENSES:
Management fees	1,529,998
Shareholder services fees – Investor Class	1,537,553
Audit and tax fees	40,073
Custodian fees	38,434
Directors fees	34,044
Legal fees	10,169
Pricing fees	10,430
Registration fees	88,137
Shareholder report fees	33,852
Transfer agent fees	10,445
Other fees	19,234
Total Expenses	3,352,369
Less amount waived by investment adviser	153,752
Net Expenses	3,198,617
NET INVESTMENT INCOME	12,822,994
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(52,264,974)
Net Realized Loss	(52,264,974)
Net change in unrealized depreciation on investments	(43,003,691)
Net Change in Unrealized Depreciation	(43,003,691)
Net Realized and Unrealized Loss	(95,268,665)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,445,671)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower U.S. Government Securities Fund	2022	2021
OPERATIONS:
Net investment income	$12,822,994	$3,557,214
Net realized gain (loss)	(52,264,974)	3,941,531
Net change in unrealized depreciation	(43,003,691)	(15,984,196)
Net Decrease in Net Assets Resulting from Operations	(82,445,671)	(8,485,451)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(29,879)	(426,189)
Institutional Class	(15,365)	(681,334)
From return of capital	(45,244)	(1,107,523)
From net investment income and net realized gains
Investor Class	(6,080,161)	(5,210,688)
Institutional Class	(6,089,364)	(6,716,450)
From net investment income and net realized gains	(12,169,525)	(11,927,138)
Total Distributions	(12,214,769)	(13,034,661)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	345,597,910	277,687,868
Institutional Class	45,856,847	82,104,931
Shares issued in reinvestment of distributions
Investor Class	6,110,040	5,636,877
Institutional Class	6,104,729	7,397,784
Shares redeemed
Investor Class	(244,778,192)	(77,890,339)
Institutional Class	(57,642,710)	(82,851,890)
Net Increase in Net Assets Resulting from Capital Share Transactions	101,248,624	212,085,231
Total Increase in Net Assets	6,588,184	190,565,119
NET ASSETS:
Beginning of year	577,760,059	387,194,940
End of year	$584,348,243	$577,760,059
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	29,824,263	21,982,400
Institutional Class	5,203,907	8,356,502
Shares issued in reinvestment of distributions
Investor Class	563,179	454,802
Institutional Class	732,701	767,695
Shares redeemed
Investor Class	(21,890,392)	(6,147,040)
Institutional Class	(6,560,225)	(8,415,766)
Net Increase	7,873,433	16,998,593
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$12.36	0.21	(1.70)	(1.49)	(0.00) (d)	(0.16)	-	(0.16)	$10.71	(12.08%)
12/31/2021	$12.91	0.08	(0.36)	(0.28)	(0.02)	(0.06)	(0.19)	(0.27)	$12.36	(2.15%)
12/31/2020	$12.31	0.18	0.54	0.72	-	(0.11)	(0.01)	(0.12)	$12.91	5.87%
12/31/2019	$11.78	0.27	0.45	0.72	(0.00) (d)	(0.19)	-	(0.19)	$12.31	6.12%
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (d)	(0.22)	-	(0.22)	$11.78	0.47%
Institutional Class
12/31/2022	$ 9.56	0.18	(1.30)	(1.12)	(0.00) (d)	(0.24)	-	(0.24)	$ 8.20	(11.72%)
12/31/2021	$10.03	0.10	(0.28)	(0.18)	(0.03)	(0.07)	(0.19)	(0.29)	$ 9.56	(1.84%)
12/31/2020	$ 9.65	0.18	0.43	0.61	-	(0.22)	(0.01)	(0.23)	$10.03	6.37%
12/31/2019	$ 9.33	0.24	0.35	0.59	(0.00) (d)	(0.27)	-	(0.27)	$ 9.65	6.36%
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (d)	(0.29)	-	(0.29)	$ 9.33	0.92%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
12/31/2022	$374,269	0.63%	0.60%	1.84%	247%
12/31/2021	$326,788	0.65%	0.60%	0.62%	264%
12/31/2020	$131,043	0.63%	0.60%	1.42%	81%
12/31/2019	$145,887	0.64%	0.60%	2.19%	57%
12/31/2018	$122,940	0.64%	0.60%	2.39%	44%
Institutional Class
12/31/2022	$210,079	0.26%	0.25%	2.10%	247%
12/31/2021	$250,972	0.26%	0.25%	1.00%	264%
12/31/2020	$256,152	0.26%	0.25%	1.75%	81%
12/31/2019	$230,034	0.26%	0.25%	2.54%	57%
12/31/2018	$183,794	0.26%	0.25%	2.75%	44%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 115%, 85%, 38%, 54% and 43% for the years ended December 31 2022, 2021, 2020, 2019 and 2018, respectively.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Annual Report - December 31, 2022

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities.  TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are

Annual Report - December 31, 2022

unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  TBA transactions generally settle monthly on a specified date. At December 31, 2022, there were no TBAs held.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2022, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$12,169,525	$3,679,587
Long-term capital gain	-	8,247,551
Return of capital	45,244	1,107,523
	$12,214,769	$13,034,661
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(54,700,331)
Post-October losses	—
Net unrealized depreciation	(40,986,291)
Tax composition of capital	$(95,686,622)

Annual Report - December 31, 2022

At December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2022, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2022, were as follows:
No Expiration	$(54,700,331)
Total	(54,700,331)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$618,632,104
Gross unrealized appreciation on investments	1,865,535
Gross unrealized depreciation on investments	(42,851,826)
Net unrealized depreciation on investments	$(40,986,291)
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$69,507	$102,379	$153,752	$0
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.

Annual Report - December 31, 2022

3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $27,013,770 and $15,837,347, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,675,266,816 and $1,550,699,251, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $5,968,481 and received collateral as reported on the Statement of Assets and Liabilities of $6,122,500 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
U.S. Government Agency Bonds and Notes	$1,022,500
U.S. Treasury Bonds and Notes	5,100,000
Total secured borrowings	$6,122,500
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower U.S. Government Securities Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023